RELATED PARTY TRANSACTIONS - Additional Information (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 04, 2019 a	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation		$ 2,472,077	$ 1,373,959	$ 5,886,166	$ 3,867,845
Lease liabilities		6,140,609		6,140,609		$ 0		$ 4,729,324
Land
Disclosure of transactions between related parties [line items]
Lease liabilities		$ 3,562,352		$ 3,562,352
Emerald Health Naturals ("EHN")
Disclosure of transactions between related parties [line items]
Number Of Share Issued To Purchase Of Warrants | shares				3,030,303
Area of land subleased (in acres) | a	12
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.)
Disclosure of transactions between related parties [line items]
Key management personnel compensation				$ 42,517		16,614
Avricore Health Inc. ("Avricore", formerly VANC Pharmaceuticals Inc.) | Subscription agreement
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		1,666,667		1,666,667
Number Of Share Issued To Purchase Of Warrants | shares				1,666,667
Dr. Avtar Dhillon, the Executive Chairman
Disclosure of transactions between related parties [line items]
Rent charge		$ 84,904	89,189	$ 254,713	255,658		$ 86,471
Services received, related party transactions		10,208	7,666	189,354	45,647
Settlement of liabilities by entity on behalf of related party, related party transactions		0	$ 0	237	$ 0
Amounts payable, related party transactions		14,241		14,241		502
Key management personnel compensation							$ 44,775
Gab Innovations, Inc. ("GAB")
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		$ 153,920		$ 153,920		$ 0